U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.        Name and address of issuer:  MFS Growth Opportunities Fund
                                       c/o Legal Department
                                       500 Boylston Street
                                       Boston, MA 02116

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
          issuer, check the box but do not list series or classes):   X

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3.        Investment Company Act File Number:  811-2032
          Securities Act File Number:            2-36431

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4(a).     Last day of fiscal year for which this notice is filed:

          December 31, 2002

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
                REGISTRATION FEE DUE.

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4(c). Check box if this is the last time the issuer will be filing this Form.

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5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold                $ 375,068,009
          during the fiscal year pursuant to                     _______________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                 $ 453,738,299
          or repurchased during the fiscal year:                 _______________

  (iii)   Aggregate price of securities redeemed or              $ 194,246,959
          repurchased during any prior fiscal year               _______________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items          $ 647,985,258
          5(ii) and 5(iii)]:                                     _______________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)     $
          [subtract  Item 5(iv)from Item5(i)]:                   _______________

   (vi)   Redemption credits available for use in future         $(272,917,249)
          years -if Item 5(i) is less than item 5(iv)[subtract   _______________
          Item5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee           x   0.0000809
          (See Instruction C.9):                                 ______________

 (viii)   Registration fee due [multiply item 5(v) by Item      =$    0
          5 (vii)] (enter "0" if no fee is due):                 ______________

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6.        Prepaid Shares

          If the response to Item 5(i) was  determined by
          deducting an amount of securities  that  were
          registered  under the  Securities  Act of 1993
          pursuant  to rule 24e-2 as in effect  before
          October 11,  1997,  then report the  amount of
          securities  (number  of shares or other  units)
          deducted  here:  ___________.  If there is a number
          of shares or other units that were registered  pursuant
          to rule 24e-2 remaining  unsold at the end of the
          fiscal  year for  which  this  form is filed that are
          available for use by the issuer in future fiscal years,
          then state that number here:                           _______________

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7.        Interest due - if this Form is being filed more
          than 90 days after the end of the issuer's
          fiscal year (see Instruction D):                      +$______________

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8.        Total of the amount of the registration fee due plus  =$
          any interest due [line 5(viii) plus line 7]:           _______________

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          Method of Delivery -

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY AND
                                ASSISTANT CLERK
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                               James R. Bordewick, Jr., Assistant Secretary and
                                 Assistant Clerk
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Date: March 10, 2003
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*Please print the name and title of the signing officer below the signature.
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                                        March 10, 2003


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Rule  24f-2  Notice  for MFS Growth  Opportunities  Fund  (File  Nos.:
          811-2032; 2-36431)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 is one copy of the Trust's Rule 24f-2 Notice with respect to its fiscal year ended December 31, 2002. No fee is payable under Rule 24f-2 in connection with this filing.

     Please contact me collect at 617-954-5180 should you have any questions concerning this Notice.

                                        Very truly yours,



                                        ANNAMARIE D'ANGELO
                                        Annamarie D'Angelo
                                        Vice President & Legal
                                          Operations Manager

Enclosures